Nationwide Ziegler NYSE Arca Tech 100 Index Fund
FUND SUMMARY: NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND
Objective
The Fund seeks to track the total return of the NYSE Arca Tech 100 Index before deducting for Fund expenses.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 82 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 62 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nationwide Ziegler NYSE Arca Tech 100 Index Fund	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide Ziegler NYSE Arca Tech 100 Index Fund		Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fee		0.25%	1.00%	none	none
Other Expenses	[1]	0.50%	0.25%	0.25%	0.50%
Total Annual Fund Operating Expenses		1.10%	1.60%	0.60%	0.85%
Amount of Fee Waiver/Expense Reimbursement	[2]	(0.02%)	none	none	(0.02%)
Total Annual Fund Operating Expenses After Waivers/Reimbursements		1.08%	1.60%	0.60%	0.83%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 1.08% for Class A shares and 0.83% for Institutional Service Class shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide Ziegler NYSE Arca Tech 100 Index Fund (USD $)	1 Year	3 Years
Class A shares	679	903
Class C shares	263	505
Institutional Class shares	61	192
Institutional Service Class shares	85	269

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years
Nationwide Ziegler NYSE Arca Tech 100 Index Fund Class C shares	163	505

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund seeks to track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses. The NYSE Arca Tech 100 Index, which consists of at least 100 individual technology-related securities, is a price-weighted index of stocks of companies from different industries that produce or deploy innovative technologies to conduct their business.

To pursue its principal investment strategy, the Fund, under normal market conditions, invests substantially all of its assets in substantially all of the component securities included in the NYSE Arca Tech 100 Index in approximately the same proportions as they are represented in the NYSE Arca Tech 100 Index. The Fund will seek to invest its assets such that its coefficient of correlation to the NYSE Arca Tech 100 Index will be approximately 90%. The Fund, under normal circumstances, also will maintain at least 90% of its assets in securities that are included in the NYSE Arca Tech 100 Index, except that the Fund may fall temporarily (i.e., up to five trading days) below 90% if the Fund receives cash inflows that it cannot immediately invest, or the subadviser determines it would be imprudent to immediately invest, in securities included in the NYSE Arca Tech 100 Index.

The largest component of the NYSE Arca Tech 100 Index consists of companies in the technology sector, such as companies in the software, hardware and semiconductor industries. However, the NYSE Arca Tech 100 Index also includes companies in numerous other industries, such as aerospace and defense, health care equipment, biotechnology and others. Because the NYSE Arca Tech 100 Index includes securities from several technology industries, the Fund is permitted to invest more than 25% of its net assets in securities of companies in the technology sector. In order to achieve performance that more closely replicates the performance of the NYSE Arca Tech 100 Index, the Fund may invest up to 10% of its total assets in exchange-traded index futures contracts and index options, including futures contracts and options on the NASDAQ-100 Index, which are derivatives. Subject to regulatory limitations, the Fund may also invest up to 10% of its assets in exchange-traded funds (“ETFs”) that are based on the NASDAQ-100 Index or, should they become available, on the NYSE Arca Tech 100 Index, or that otherwise track closely to the NYSE Arca Tech 100 Index, and in options on such ETFs.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

Concentration risk – The risk associated with exposure to any one industry or sector. The Fund, from time to time, focuses its investments (i.e., invests more than 25% of its net assets) in the technology sector. This sector concentration exposes the Fund to risks associated with economic conditions in the technology sector. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.
Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Options - When options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Fund’s ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.
Exchange-traded funds risk – An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has the same risks as investing in a closed-end fund. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, however, the difference between the market value and the net asset value of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.